UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Mercer Investment Management, Inc.
Address:                    99 High Street
                            Boston, MA 02110


13F File Number:            028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:


Name:                            Mark Gilbert
Title:                           Chief Compliance Officer
Phone:                           617 747 9538

Signature, Place, and Date of Signing:




/s/ Mark Gilbert, Boston, MA, May 13, 2013



Report Type (Check only one.):
                                 [ ]       13F HOLDINGS REPORT.
                                 [ ]       13F NOTICE.
                                 [X]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NAME                                                       13F FILE NUMBER
----                                                       ---------------
Acadian Asset Management LLC                                  028-05990
AQR Capital Management LLC                                    028-10120
Arrowstreet Capital Limited Partnership                       028-10005
Artisan Partners Limited Partnership                          028-13578
Atlanta Capital Management Company, LLC                       028-05936
Brandywine Global Investment Management, LLC                  028-02204
Delaware Management Business Trust                            028-05267
Dodge & Cox                                                   028-00400
Echo Point Investment Management, LLC                         028-14149
First Eagle Investment Management, LLC                        028-11953
Frontier Capital Management Co., LLC                          028-01185
Goldman Sachs Asset Management, LP                            028-10981
J.P. Morgan Investment Management, Inc.                       028-11937
Jennison Associates LLC                                       028-00074
Kleinwort Benson Investors International Ltd.                 028-13513
Lingohr & Partner North America, Inc.                         028-14539
Lord, Abbett & Co. LLC                                        028-00413
MacKay Shields LLC                                            028-00046
Magellan Asset Management Ltd                                 028-14987
Massachusetts Financial Services Co.                          028-04968
Neuberger Berman Management LLC                               028-13574
NWQ Investment Management Co, LLC                             028-01474
O'Shaughnessy Asset Management, LLC                           028-12966
Pacific Investment Management Company LLC                     028-10952
Palisade Capital Management LLC                               028-05320
PRIMECAP Management Company                                   028-01469
RCM Capital Management LLC                                    028-00223
River Road Asset Management, LLC                              028-11487
Robeco Investment Management, Inc                             028-12484
Sands Capital Management, LLC                                 028-05734
Systematic Financial Management, LP                           028-05015
T. Rowe Price Associates                                      028-00115
The Boston Company Asset Management, LLC
(See Bank of New York Mellon Corp)                            028-12592
Vontobel Asset Management Inc.                                028-04490
Waddell & Reed Financial, Inc.                                028-07592
Western Asset Management Company                              028-10245
Westfield Capital Management Company, LP                      028-10220
Winslow Capital Management, LLC                               028-03676

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE
                                   -----------------------

Form 13F Information Table Entry Total:      58
                                        -----------------------

Form 13F Information Table Value Total:      59,714
                                        -----------------------
                                              (thousands)


          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
                                  --------       --------  --------         --------       --------   --------      --------
                                                            VALUE   SHRS OR     SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000) PRN AMT     PRN  CALL DISCRETION  MANAGER   SOLE  SHARED   NONE
                               --------------     -----     ------- -------     ---  ---- ----------  -------   ----  ------   ----
           3M CO                     COM        88579Y101     229      2154     SH          SOLE                 2154
      ADAMS EXPRESS CO               COM         6212104     2842    242040     SH          SOLE               242040
   AMERISTAR CASINOS INC             COM        03070Q101     795     30297     SH          SOLE                30297
       ARES CAP CORP                 COM        04010L103    1305     72123     SH          SOLE                72123
   ARTIO GLOBAL INVS INC          COM CL A      04315B107     787    289399     SH          SOLE               289399
ASSISTED LIVING CONCPT NEV N      CL A NEW      04544X300     811     68224     SH          SOLE                68224
      BAXTER INTL INC                COM        071813109     215      2964     SH          SOLE                 2964
  CVS CAREMARK CORPORATION           COM        126650100     235      4275     SH          SOLE                 4275
      CHEVRON CORP NEW               COM        166764100     212      1785     SH          SOLE                 1785
        COCA COLA CO                 COM        191216100     210      5187     SH          SOLE                 5187
    COSTCO WHSL CORP NEW             COM        22160K105     215      2024     SH          SOLE                 2024
  CREDIT SUISSE NASSAU BRH     ETN LKD 30 MLP   22542D852    1595     55278     SH          SOLE                55278
       DISNEY WALT CO            COM DISNEY     254687106     229      4031     SH          SOLE                 4031
DU PONT E I DE NEMOURS & CO          COM        263534109     222      4506     SH          SOLE                 4506
      EMERSON ELEC CO                COM        291011104     221      3961     SH          SOLE                 3961
  EXPRESS SCRIPTS HLDG CO            COM        30219G108     213      3703     SH          SOLE                 3703
      EXXON MOBIL CORP               COM        30231G102     200      2222     SH          SOLE                 2222
     GOLUB CAP BDC INC               COM        38173M102     631     38224     SH          SOLE                38224
        HEINZ H J CO                 COM        423074103     796     11010     SH          SOLE                11010
     HEWLETT PACKARD CO              COM       428236 10 3    349     14632     SH          SOLE                14632
       HOME DEPOT INC                COM        437076102     214      3073     SH          SOLE                 3073
     HONEYWELL INTL INC              COM        438516106     241      3193     SH          SOLE                 3193
       HOT TOPIC INC                 COM        441339108     814     58613     SH          SOLE                58613
        INTERMEC INC                 COM        458786100     773     78676     SH          SOLE                78676
        ISHARES INC            MSCI CDA INDEX   464286509    3665    128563     SH          SOLE               128563
        ISHARES INC            MSCI CDA INDEX   464286509    7344    257603     SH          SOLE                              257603
        ISHARES INC              MSCI JAPAN     464286848   10517    973783     SH          SOLE                              973783
         ISHARES TR            S&P NA NAT RES   464287374     878     21652     SH          SOLE                21652
JAPAN SMALLER CAPTLZTN FD IN         COM        47109U104     941    109115     SH          SOLE               109115
     JOHNSON & JOHNSON               COM        478160104     226      2767     SH          SOLE                 2767
    JPMORGAN CHASE & CO        ALERIAN ML ETN   46625H365    3321     73026     SH          SOLE                73026
    KIMBERLY CLARK CORP              COM        494368103     230      2352     SH          SOLE                 2352
       LOWES COS INC                 COM        548661107     215      5659     SH          SOLE                 5659
   MARKET VECTORS ETF TR       GOLD MINER ETF   57060U100     382     10092     SH          SOLE                10092
      MC DONALDS CORP                COM        580135101     226      2270     SH          SOLE                 2270
       MEDTRONIC INC                 COM        585055106     221      4716     SH          SOLE                 4716
       MICROSOFT CORP                COM        594918104     207      7226     SH          SOLE                 7226
     MONDELEZ INTL INC              CL A        609207105     228      7455     SH          SOLE                 7455
      MONSANTO CO NEW                COM        61166W101     234      2212     SH          SOLE                 2212
     NETSPEND HLDGS INC              COM        64118V106     800     50329     SH          SOLE                50329
          NIKE INC                  CL B        654106103     240      4060     SH          SOLE                 4060
  OCCIDENTAL PETE CORP DEL           COM        674599105     200      2558     SH          SOLE                 2558
        ORACLE CORP                  COM        68389X105     207      6407     SH          SOLE                 6407
        PEPSICO INC                  COM        713448108     212      2682     SH          SOLE                 2682
    PROCTER & GAMBLE CO              COM        742718109     220      2857     SH          SOLE                 2857
SEACUBE CONTAINER LEASING LT         SHS        G79978105     787     34282     SH          SOLE                34282
        TARGET CORP                  COM        87612E106     209      3057     SH          SOLE                 3057
        SOUTHERN CO                  COM        842587107     212      4508     SH          SOLE                 4508
     UBS AG JERSEY BRH         ALERIAN INFRST   902641646    1682     43808     SH          SOLE                43808
       UNION PAC CORP                COM        907818108     231      1625     SH          SOLE                 1625
  UNITED TECHNOLOGIES CORP           COM        913017109     236      2525     SH          SOLE                 2525
   UNITEDHEALTH GROUP INC            COM        91324P102     208      3638     SH          SOLE                 3638
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF    921908844    4917     74834     SH          SOLE                74834
VANGUARD INTL EQUITY INDEX F  FTSE EMR MKT ETF  922042858    1341     31252     SH          SOLE                31252
VANGUARD INTL EQUITY INDEX F  FTSE EMR MKT ETF  922042858    3179     74118     SH          SOLE                               74118
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874     371      7561     SH          SOLE                                7561
VANGUARD INTL EQUITY INDEX F    MSCI PAC ETF    922042866     382      6575     SH          SOLE                                6575
     VANGUARD INDEX FDS          GROWTH ETF     922908736     396      5107     SH          SOLE                                5107
        WALGREEN CO                  COM        931422109     283      5927     SH          SOLE                 5927
    WAL-MART STORES INC              COM        931142103     211      2817     SH          SOLE                 2817